Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Employee Equity Incentive Plan Tables
Summary of terms issuances
Exercise Price	Number of Options	Vesting Terms
$0.36	250,000	Immediately
0.40	1,000,000	Immediately
0.39	1,250,000	Immediately

Summary of stock options outstanding and exercisable
Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$0 – 0.25	1,056,786	6.18	1,056,786
$0.26 - 0.50	1,939,631	9.02	1,939,631
$0.51 – 0.75	1,820,112	8.43	1,820,112
$0.76 - 1.00	9,926,072	8.46	9,926,072
$1.01 - 2.00	629,164	8.36	629,164
	15,371,765		15,371,765

Summary of stock option activity
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2017	14,378,432	$0.76	8.48	$771,359
Grants	1,250,000	0.39	9.80
Exercised	(256,667)
Forfeiture/Canceled	--
Outstanding at March 31, 2018	15,371,765	0.73	8.37
Exercisable at March 31, 2018	15,371,765	$0.73	8.37	$156,299

Employee Equity Incentive Plan
Exercise	Number of	Vesting
Price	Options	Terms
$0.50	80,000	Immediately
0.50	100,000	Quarterly over one year
0.50	605,000	Quarterly over two years
0.81	5,000	Immediately
0.82	150,000	Quarterly over two years
0.85	150,000	Quarterly over one year
0.87	125,000	Immediately
0.89	425,000	Monthly over one year
0.89	90,000	Quarterly over two years
0.95	400,000	Quarterly over two years
0.98	24,000	Monthly over two years
1.05	50,000	Immediately
1.05	95,000	Monthly over two years
1.05	60,000	Monthly over one year
1.06	60,000	Monthly over one year
1.07	110,000	Monthly over one year
1.07	325,000	Monthly over two years
0.83	2,854,000

Employee stock option activity

Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options Exerciseable
$0.10	1,056,786	6.43	1,056,786
$0.50	689,631	7.74	689,631
$0.51 - 0.75	2,076,779	8.69	1,996,779
$0.76 - 1.00	9,926,072	8.70	9,233,070
$1.01 - 2.00	629,164	8.61	629,164
	14,378,432		13,605,430

Fair value of granted options
			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2015	5,625,000	$0.59	9.30	$61,875
Grants	9,958,031	0.78	9.84
Exercised	(636,780)	0.50	8.80
Forfeiture/Cancelled	(122,093)	0.55	8.80
Outstanding at December 31, 2016	14,824,158	$0.52	9.37	$4,566,717
Grants	2,854,000	0.50	9.60	-
Exercised	(436,011)	0.16	8.80
Forfeiture/Canceled	(2,863,715)	$0.73	8.80	-
Outstanding at December 31, 2017	14,378,432	$0.76	8.48	$771,359
Exercisable at December 31, 2017	13,605,430	$0.76	8.50	$646,109